Acquisitions (Narrative) (Details) $ in Thousands	1 Months Ended		3 Months Ended								12 Months Ended
	Jan. 31, 2016 USD ($) shares	Apr. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($) item	Dec. 31, 2013 USD ($) item	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)
Business Acquisition [Line Items]
Operating revenues included in the consolidated financial statements											$ 3,276	$ 3,180	$ 2,103
Income from continuing operations							$ 48,954	$ 67,711	$ 54,818	$ 42,401	201,790	213,884	202,871	$ 181,837	$ 139,675
Operating revenues			$ 197,067	$ 221,051	$ 205,760	$ 190,326	191,389	$ 210,535	$ 195,307	$ 182,672	$ 814,204	$ 779,903	761,893	$ 750,685	$ 680,677
2013 Acquisitions [Member]
Business Acquisition [Line Items]
Cash paid for acquisitions													$ 14,997
Number Of Water And Wastewater Systems | item													15
North Maine Utilities [Member]
Business Acquisition [Line Items]
Number of customers		7,400
Cash paid for acquisitions		$ 23,079
Superior Water Company, Inc. [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Number of customers	3,900
Cash paid for acquisitions	$ 3,905
Total purchase price	$ 16,750
Shares issued | shares	439,943
Regulated Segment [Member] | 2015 Acquisition [Member]
Business Acquisition [Line Items]
Number of acquisitions completed | item											14
Total purchase price			$ 5,210								$ 5,210
Operating revenues included in the consolidated financial statements											6,662
Regulated Segment [Member] | 2014 Acquisition [Member]
Business Acquisition [Line Items]
Number of acquisitions completed | item												16
Cash paid for acquisitions												$ 10,530
Other and Eliminations [Member]
Business Acquisition [Line Items]
Income from continuing operations											(22,332)	(6)	$ (4,638)
Operating revenues											$ 34,591	23,846	17,366
Non-Regulated Businesses [Member]
Business Acquisition [Line Items]
Total purchase price							3,010					3,010
Contingent consideration							810					810
Performance target period											3 years
Contingent consideration paid												270
Operating revenues											$ 34,909	24,189	$ 17,712
Non-Regulated Businesses [Member] | Water Distribution System Service [Member]
Business Acquisition [Line Items]
Cash paid for acquisitions						$ 700
Total purchase price							$ 1,800					1,800
Income from continuing operations											$ 19,154	$ 4,403